SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,076,861	$ 1,123,072	$ 1,217,459
Others	10,933	9,363	13,324
Software development revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	758,307	761,166	725,862
Software licensing revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	200,593	213,749	208,625
Software support revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	47,102	71,460	196,703
Cloud hosting revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 59,926	$ 67,334	$ 72,945